Revenue, Other Income and Gains - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUE
License revenue	$ 15,115	$ 50,000
Collaboration revenue	94,432	11,937
Other revenue	119	74
Total revenue	$ 109,666	$ 62,011